Income Taxes - Additional Information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($) TaxReturnExamination	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) TaxReturnExamination	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Income Tax Disclosure [Line Items]
Provision for (benefit from) income taxes	$ 83,000	$ 0	$ (251,000)	$ 0
Income tax provision (benefit) in other comprehensive loss related to unrealized gain on available-for-sale securities	300,000		(500,000)
Unrecognized tax benefits	$ 0		$ 0		$ 0
Income tax examination, description			The income tax returns are generally subject to tax examinations for the tax years ended December 31, 2013 through December 31, 2017.
Number of pending income tax return examinations | TaxReturnExamination	0		0
Accrued Expenses and Other Liabilities
Income Tax Disclosure [Line Items]
Accrued income tax provision	$ 200,000		$ 200,000